Convertible Promissory Notes	12 Months Ended
Dec. 31, 2025
Convertible Promissory Notes [Abstract]
CONVERTIBLE PROMISSORY NOTES

NOTE 11 – CONVERTIBLE PROMISSORY NOTES

Convertible promissory note issued on February 22, 2023

On February 22, 2023, the Company issued an unsecured senior convertible promissory note (“Note 1”) of $40 million to a non-U.S. investor (“Investor 1”), bearing interest of 8% per annum. Note 1 will mature 24 months after the effective date. Investor 1 has the right to convert all or any portion of the outstanding balance into ordinary shares at a fixed conversion price. Such conversion price shall be fixed and shall not be adjusted based on future market prices or any other variable factors. Note 1 has an original principal amount of $40,000,000 and Investor 1 paid a purchase price of $32,000,000, reflecting an original issue discount of 20%. On February 24, 2023, Investor 1 converted all outstanding balance of notes into ordinary shares, par value $0.01 (see Note 13, $0.08 given effect of the 2024 Reverse Stock Split) per share, at conversion price of $0.5 ($4 given effect of the 2024 Reverse Stock Split) per share, which represents 80,000,000 (10,000,000 given effect of the 2024 Reverse Stock Split) ordinary shares.

Convertible promissory note issued on March 31, 2023

On March 31, 2023, the Company issued a senior convertible promissory note (“Note 2”) of not more than $70 million to an investor (“Investor 2”), bearing interest of 8% per annum. Note 2 will mature on the second anniversary of their issuance date, or March 31, 2025. Investor 2 has the right to convert all or any portion of the outstanding balance into ordinary shares at a fixed conversion price. Such conversion price shall be fixed and shall not be adjusted based on future market prices or any other variable factors. Note 2 had an original issue discount of 20%, resulting in an aggregate purchase price of up to $56 million assuming the full purchase of Note 2.

On May 11, 2023, Investor 2 converted $2.82 million of outstanding balance of the note into ordinary shares, par value $0.01 ($0.08 given effect of the 2024 Reverse Stock Split) per share, at conversion price of $0.705 ($5.64 given effect of the 2024 Reverse Stock Split) per share, which represents 4,000,000 (500,000 given effect of the 2024 Reverse Stock Split) ordinary shares. On October 4, 2023, the Company completed the conversion of $30.0 million of outstanding balance of the note into ordinary shares, at a conversion price of $0.30 ($2.4 given effect of the 2024 Reverse Stock Split) per share, which represents 100,000,000 (12,500,000 given effect of the 2024 Reverse Stock Split) ordinary shares. On August 26, 2024, the Company completed the conversion of $705,000 of outstanding balance of the note into ordinary shares, at a conversion price of $0.30 ($2.4 given effect of the 2024 Reverse Stock Split) per share, which represents 2,350,000 (293,750 given effect of the 2024 Reverse Stock Split) ordinary shares.

On December 26, 2024, the Company entered into an agreement with the Purchaser (the “Extension Agreement”) pursuant to which the Company and the Purchaser mutually agreed to extend the term of the Notes from two years to six years, from the issuance date to March 31, 2029, and to amend the interest rate of the Notes from 8% per annum to 2% per annum. The other provisions of the Notes remain unchanged.

On September 19, 2025, the Company completed the conversion of $36,475,000 of outstanding balance and $7,495,960 accrued interests payable of Note 2 into ordinary shares, at a conversion price of $0.591 per share, which represents 74,400,947 ordinary shares.

Convertible promissory note issued on June 7, 2023

On June 7, 2023, the Company issued a senior convertible promissory note (“Note 3”) of $7.0 million to the sellers of Alpha Mind (the “Seller”), bearing interest of 1% per annum. Note 3 will mature 24 months after the effective date. The Seller has the right to convert all or any portion of the outstanding balance into ordinary shares at a fixed conversion price. Such conversion price shall be fixed and shall not be adjusted based on future market prices or any other variable factors. On June 14, 2023, the Seller converted $3,950,000 of outstanding balance of the note into ordinary shares, par value $0.01 ($0.08 given effect of the 2024 Reverse Stock Split) per share, at a conversion price of $0.395 ($3.16 given effect of the 2024 Reverse Stock Split) per share, which represents 10,000,000 (1,250,000 given effect of the 2024 Reverse Stock Split) ordinary shares. The maturity date was extended to December 31, 2026, pursuant to the Amendments to Secured Promissory Notes entered by and between the Company and the Seller dated on June 30, 2025. As of December 31, 2025, the fair value of Note 3 is $3,050,000, which equals its outstanding principal balance.

As of December 31, 2025, and 2024, the net carrying amount of convertible promissory notes was $3,050,000 and $31,941,830, respectively, with unamortized discount of nil and $7,583,170. The accumulated differences amounted to $99,113,558 and $61,094,673 between derecognized net carrying amounts of convertible promissory notes and shares issued upon conversions were recognized in “Additional paid-in capital” as of December 31, 2025 and 2024, respectively.

The interest expenses of $8,685,630 and $2,272,292 accrued for convertible promissory notes were included in the “Interest expense” section on the accompanying consolidated income statements for the years ended December 31, 2025 and 2024, respectively. Accrued interests payable on these notes were $78,791 and $6,472,292 as of December 31, 2025 and 2024, respectively.